Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Machinery and equipment	$ 162	$ 163
Accumulated amortization	(69)	(38)
Property, plant, and equipment, net	93	125
Current installments of obligations under capital leases	33	31
Long-term portion of obligations under capital leases	63	97
Total capital lease obligations	$ 96	$ 128